Capital - Summary of Retained Earnings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Retained earnings	₩ 147,371	₩ 84,668